Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Millions	Feb. 05, 2025	Feb. 07, 2025
BTIG, LLC [Member]
Subsequent Events [Line Items]
Issue and sell	7,142,858
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Issue and sell	1,071,429
Ordinary shares of gross proceeds	$ 50
Share repurchase program		$ 30